Description of Business (Details) - Schedule of assets and liabilities - VIE [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 1,352	$ 1,260
Trade accounts receivable, net	2,430	2,462
Other current assets	3,478	4,550
Total current assets	7,260	8,272
Property and equipment, net	184	208
Intangible assets	5,716	5,718
Long-term prepaid expenses	26	48
Right of use assets	329	530
Restricted cash	1,609	1,632
Deferred tax assets	906	369
Total long-term assets	8,770	8,505
Total assets	16,030	16,777
Current liabilities:
Short term loan from others	948	1,155
Trade accounts payable	645	697
Lease liability		4,583
Other current liabilities	5,349	2,401
Total current liabilities		8,836
Long-term liabilities:
Lease liability	81	106
Deferred tax liability	225	224
Total long-term liabilities	306	330
Total liabilities	$ 9,961	$ 9,166